Document and Entity Information	0 Months Ended
Jun. 21, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jun. 21, 2013
Registrant Name	Aberdeen Global SELECT OPPORTUNITIES FUND INC.
Central Index Key	0000863903
Amendment Flag	false
Document Creation Date	Jun. 21, 2013
Document Effective Date	Jun. 21, 2013
Prospectus Date	Mar. 01, 2013
ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC. | Class A
Risk/Return:
Trading Symbol	BJGQX
ABERDEEN GLOBAL SELECT OPPORTUNITIES FUND INC. | Class I
Risk/Return:
Trading Symbol	JGEIX